Debt, Total Long-Term Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Debt [Abstract]
Long-term debt	$ 83,625	$ 77,417
Less: Deferred finance fees	(1,343)	(1,616)
Total long term debt net of deferred finance fees	82,282	75,801
Presented [Abstract]
Current portion of long term debt	4,345	4,221
Long term debt	$ 77,937	71,580
AVIC Facility [Member]
Debt [Abstract]
Financed vessel	M/T Eco West Coast
Long-term debt	$ 0	38,617
Huarong Facility [Member]
Debt [Abstract]
Financed vessel	M/T Eco Malibu
Long-term debt	$ 0	38,800
New Huarong Facility [Member]
Debt [Abstract]
Financed vessel	M/T Eco West Coast and M/T Eco Malibu
Long-term debt	$ 83,625	$ 0